UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment  [    ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
				            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Chesapeake Capital Management, Inc.
Address:  36 South Charles Street
	    Suite 1903
	    Baltimore, MD  21201

13F File Number:  28-1223

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Richard L. Dunn
Title:		Executive Vice President
Phone:		410-837-6767
Signature, Place, and Date of Signing:

     Richard L. Dunn		Baltimore, Maryland		May 3, 2000

Report Type (Check only one.):
[ x ]	        13F Holdings Report.
[   ]	        13F Notice.
[   ]	        13F Combination Report.


List of Other Managers Reporting for this Manager:
		None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  Richard L. Dunn





FORM 13F SUMMARY PAGE

Report  Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:   58

Form 13F Information Table Value Total:   $360,757,000.



List of Other Included Managers:		None.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     3624   103000 SH       SOLE                   100000              3000
America Online, Inc.           COM              02364J104     2487    36875 SH       SOLE                    29600              7275
American International Group   COM              026874107    18868   172309 SH       SOLE                   161749             10560
American Tel & Tel             COM              030177109     2816    50000 SH       SOLE                    50000
Automatic Data Processing      COM              053015103      840    17400 SH       SOLE                                      17400
Bank of America                COM              06605F102     2097    39999 SH       SOLE                    39999
CBS Corporation                COM              12490K107     7497   132400 SH       SOLE                   120000             12400
Carnival Cruise A              COM              143658102     5595   225500 SH       SOLE                   215000             10500
Chase Manhattan Corp.          COM              16161A108    10994   126100 SH       SOLE                   120000              6100
Cisco Systems                  COM              17275R102     7175    92800 SH       SOLE                    81400             11400
Citigroup Inc.                 COM              172967101     6628   110700 SH       SOLE                   100000             10700
Clear Channel Communications   COM              184502102     8837   127950 SH       SOLE                   115000             12950
Coca-Cola Co.                  COM              191216100      385     8200 SH       SOLE                                       8200
Colgate Palmolive              COM              194162103      788    13972 SH       SOLE                                      13972
Compaq Computer Corp.          COM              204493100      364    13500 SH       SOLE                                      13500
Ecolab Inc.                    COM              278865100      481    13100 SH       SOLE                                      13100
Eli Lilly & Company            COM              532457108     5423    86600 SH       SOLE                    80000              6600
Exxon Mobil Corp.              COM              302290101     7849   100715 SH       SOLE                   100000               715
Federal National Mortgage Asso COM              313586109    10815   191200 SH       SOLE                   175000             16200
First Data Corporation         COM              319963104     2263    51000 SH       SOLE                    50000              1000
Freddie Mac                    COM              313400301     9558   216300 SH       SOLE                   200000             16300
General Electric Company       COM              369604103    29082   186870 SH       SOLE                   175000             11870
General Growth Properties      COM              370021107      247     8100 SH       SOLE                                       8100
Gillette Company               COM              375766102     3829   101603 SH       SOLE                    80000             21603
Halliburton Co.                COM              406216101     4594   111700 SH       SOLE                   111200               500
Hartford Life Inc. Class A com COM              416592103     5302   113100 SH       SOLE                   100000             13100
Home Depot, Inc.               COM              437076102      937    14529 SH       SOLE                                      14529
Honeywell Int'l. Inc.          COM              438516106    12856   244000 SH       SOLE                   237500              6500
Intel Corp.                    COM              458140100    13491   102250 SH       SOLE                    91100             11150
International Business Machine COM              459200101    16136   136750 SH       SOLE                   128500              8250
Johnson & Johnson              COM              478160104    14289   203400 SH       SOLE                   187100             16300
Lauder, Estee Cos., Inc.,A.    COM              518439104     5116   102200 SH       SOLE                   101200              1000
Lowes Companies Inc.           COM              548661107     8756   150000 SH       SOLE                   150000
Lucent Technologies, Inc.      COM              549463107     5506    89900 SH       SOLE                    80000              9900
MCI WorldCom Inc.              COM              55268B106    10275   226750 SH       SOLE                   205000             21750
Marsh & McLennan               COM              571748102      596     5400 SH       SOLE                     5400
Medtronic Inc.                 COM              585055106     6229   121100 SH       SOLE                   100000             21100
Merck & Co., Inc.              COM              589331107     7443   119800 SH       SOLE                   115200              4600
Microsoft Corporation          COM              594918104     5528    52025 SH       SOLE                    45900              6125
Omnicom Group                  COM              681919106     9494   101400 SH       SOLE                   101400
Paychex                        COM              704326107      635    12125 SH       SOLE                                      12125
Pepsico                        COM              713448108      635    18222 SH       SOLE                                      18222
Philip Morris                  COM              718154107     3841   181800 SH       SOLE                   180000              1800
Pitney-Bowes                   COM              724479100     5476   122550 SH       SOLE                   110000             12550
Proctor & Gamble Co.           COM              742718109     4288    75900 SH       SOLE                    74800              1100
Royal Caribbean Cruise Lines   COM              V7780T103     6317   225600 SH       SOLE                   220600              5000
SBC Communications, Inc.       COM              78387G103      535    12700 SH       SOLE                                      12700
Schering-Plough Corporation    COM              806605101    11798   317800 SH       SOLE                   290000             27800
Schlumberger, Ltd.             COM              806857108      333     4348 SH       SOLE                                       4348
Service Master Inc.            COM              81760N109     1519   135000 SH       SOLE                   127500              7500
Textron                        COM              883203101     3044    50000 SH       SOLE                    50000
Tyco Intl., Ltd.               COM              902124106    12322   245820 SH       SOLE                   219120             26700
United Rentals Inc.            COM              911363109     2222   128800 SH       SOLE                   125300              3500
Vodafone Airtouch SPADR        COM              92857T107      403     7250 SH       SOLE                                       7250
Warner Lambert Company         COM              934488107    19030   194800 SH       SOLE                   185000              9800
Wells Fargo & Company          COM              949746101     4507   110600 SH       SOLE                   100000             10600
XL Capital Ltd Class A         COM              G98255105     8543   154277 SH       SOLE                   152177              2100
Lauder, Estee Cos. Inc. Cvt. T PFD CV           518437207      222     2500 SH       SOLE                                       2500